Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Summary of Business Acquistion Equity Intererests Issued or Issuable
The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share of US$7.83 per share as of the acquisition date:

As of acquisition date
Fair value of ordinary shares issued on the acquisition date (i)	3,087,849
Fair value of contingent consideration related to SOP Milestone (ii)	260,546
Fair value of contingent consideration related to Earn-Out Period Milestone (iii)	433,811

Total Consideration	3,782,206

(i)
The Company issued 58,164,217 Class A ordinary shares to DiDi on the acquisition date. A portion of the fair value for the shares issued, in the amount of, RMB180,696 was attributed to a prepayment for subsequent technical support and advertising services to be provided by DiDi to the Group. Accordingly, this amount was not included in the total consideration of the acquisition.

(ii)
SOP Milestone refers to the start of production (“SOP”) of the new vehicle model (“Qualified New Model”) specified in the SPA for sales and delivery to ordinary customers. The acquisition of DiDi’s smart auto business includes a contingent consideration arrangement that requires an additional 4,636,447 Class A ordinary shares to be issued to DiDi if the SOP Milestone is met, which was classified as equity. In estimating the acquisition date fair value of the contingent consideration related to the SOP Milestone, the Company anticipated that the SOP Milestone would be met and the Company will issue these additional 4,636,447 Class A ordinary shares to DiDi upon the date of the SOP. Upon the SOP Milestone being met in July 2024, an additional 4,636,447 Class A ordinary shares was issued and deliveried to DiDi on August 13, 2024.

(iii)
The acquisition of DiDi’s smart auto business also includes a contingent consideration arrangement that requires additional Class A ordinary shares to be issued to DiDi based on (i) the aggregate delivery volume of the Qualified New Model within the
13-month
period immediately following the start of delivery (“First
Earn-Out
Period”) reaching 100,000 at any time during the period, or (ii) the aggregate delivery volume of the Qualified New Model within the
12-month
period immediately following the expiry of the First
Earn-out
Period reaching 100,000 at any time during the period, both of which is defined as
“Earn-Out
Period Milestone”. The range of shares to be issued related to the
Earn-Out
Period Milestone is between nil and 28,331,126, leading to the range of fair value of the contingent consideration between nil and RMB1,592,071 on the acquisition date. In estimating the acquisition date fair value of the contingent consideration related to the
Earn-Out
Period Milestone, which is classified as a derivative liability, the Group performed a scenario analysis and determined the fair value based on the total contingent shares to be issued under each scenario, the expected probabilities of each scenario and the closing price of the Company’s common share on the acquisition date. As of December 31, 2024, the fair value of the contingent consideration related to the
Earn-Out
Period Milestone was RMB167,940, with a fair value gain of RMB234,245 and foreign currency translation adjustment of RMB8,712 recorded in the consolidated statements of comprehensive loss, primarily due to the derecognition of the derivative liability related to the First
Earn-Out
Period Milestone, and the range of fair value of the contingent consideration was between nil and RMB619,156. As of December 31, 2025, the fair value of the contingent consideration related to the
Earn-Out
Period Milestone was RMB281,009, with a fair value loss of RMB117,305, and foreign currency translation adjustment of RMB4,236 recorded in the consolidated statements of comprehensive loss, and the range of fair value of the contingent consideration was between nil and RMB1,036,018.

Summary of the Assets Acquired and Liabilities Assumed	The consideration was allocated on the acquisition date as follows:

As of acquisition date
Intangible assets
- VPT (Note 10)	2,586,911
- VMTUD (Note 10)	609,170
- Software	9,570
Cash and cash equivalents	684,214
Prepayments and other current assets	254,402
Property and equipment, net	113,818
Deferred tax assets	453,125
Other non-current assets	127,256
Accounts and notes payable	(30,473)
Accruals and other liabilities	(255,483)
Deferred tax liabilities	(804,410)
Goodwill	34,106

Total	3,782,206

Summary of Pro forma financial information

	For the year ended December 31,
	2022	2023
Pro forma net revenues	26,855,119	30,856,674
Pro forma net loss	(12,035,550)	(14,066,681)